IMPAIRMENT EXPENSE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
IMPAIRMENT EXPENSE
15.	IMPAIRMENT EXPENSE

For the three months ended March 31, 2016 and 2015, impairment expenses incurred were approximately $14.2 million and $7.0 million, respectively. We continually monitor the carrying value of our oil and gas properties and make evaluations of their recoverability when circumstances arise that may contribute to impairment. The expense incurred during the first three months of 2016 included proved property impairments of approximately $3.5 million attributable to conventional oil properties in the Illinois Basin. In addition to the proved properties, we also incurred unproved property impairments of approximately $10.7 million related to unconventional assets in the Appalachian Basin. The impairments were identified through an analysis of market conditions and future development plans that were in existence as of each period end, related to these properties, which indicated that the carrying value of the assets was not recoverable. The analysis included an evaluation of estimated future cash flows with consideration given to market prices for similar assets. The primary reason for the decrease in estimated future cash flows of our assets is attributable to the continued depression of current and estimated future commodity prices as of March 31, 2016. Our estimates of future cash flows attributable to our oil and gas properties could decline further if commodity prices continue to decline, which may result in our incurrence of additional impairment expense. As of March 31, 2016, we continued to carry the costs of undeveloped properties of approximately $257.7 million on our Consolidated Balance Sheet, which is primarily related to the Marcellus and Utica Shale in the Appalachian Basin and for which we have development, trade or lease extension plans.

The expenses incurred during the first quarter of 2015 included approximately $4.0 million related to proved properties in our non-operated dry gas region of Clearfield County, Pennsylvania. The remaining $3.0 million of impairment expense in the first quarter of 2015 was incurred in relation to undeveloped leases that expired or were expected to expire without being developed, primarily in the Appalachian Basin.

16.	IMPAIRMENT EXPENSE

For the years ended December 31, 2015, 2014 and 2013, we incurred impairment expense from continuing operations of approximately $345.8 million, $132.6 million and $32.1 million, respectively. We continually monitor the carrying value of our oil and gas properties and make evaluations of their recoverability when circumstances arise that may contribute to impairment (for additional information see Note 2, Summary of Significant Accounting Policies, to our Consolidated Financial Statements). Approximately $271.3 million of the impairment incurred during 2015 was attributable to proved properties and other fixed assets, of which approximately $47.7 million was attributable to our conventional oil properties in the Illinois Basin, $205.4 million was attributable to the unconventional assets in the Appalachian Basin and $17.5 million was attributable to our equity method investment in RW Gathering. The remaining proved property impairment expense is related to our conventional dry gas assets and salt water disposal well in the Appalachian Basin. In addition, we also incurred approximately $74.5 million in unproved property impairments, of which approximately $59.7 million was related to leases in the Appalachian Basin and approximately $14.8 million was attributable to leases in the Illinois Basin. The impairments were identified through an analysis of market conditions and future development plans that were in existence as of December 31, 2015, related to these properties, which indicated that the carrying value of the assets was not recoverable. The analysis included an evaluation of estimated future cash flows with consideration given to market prices for similar assets. The primary reason for the decrease in the estimated future cash flows of our assets is attributable to the continued depression of current and estimated future commodity prices as of December 31, 2015. Our estimates of future cash flows attributable to our oil and gas properties could decline further if commodity prices continue to decline, which may result in our incurrence of additional impairment expense. As of December 31, 2015, we continued to carry the costs of unproved properties of approximately $263.0 million on our Consolidated Balance Sheet, which is primarily related to the Marcellus and Utica Shale in the Appalachian Basin and for which we have development, trade or lease extension plans.

During 2014, we recorded impairment expense of $132.6 million. Approximately $113.4 million of the impairment incurred during 2014 was attributable to proved properties and other fixed assets, of which approximately $103.9 million was attributable to the Illinois Basin and $9.5 million was attributable to the Appalachian Basin. In the Illinois Basin, which is 100% oil producing, the estimated future decline in oil prices as of December 31, 2014, caused the estimated future cash flows of certain properties to decrease below a level at which the carrying value that is expected to be recovered. In the Appalachian Basin, approximately $5.9 million of impairment was incurred for our salt water disposal well in Ohio due to the regulatory and environmental climate and the uncertainty of future viability of the disposal well. We also incurred approximately $3.6 million of impairment related to shallow conventional gas properties in the Appalachian Basin, which is attributable to the estimated future decrease in natural gas pricing as of December 31, 2014. In addition to our proved property and fixed asset impairments, we also incurred approximately $18.9 million in unproved property impairments. In the Appalachian Basin, we incurred approximately $10.4 million in unproved property impairments related to expiring leases that will not be developed. In the Illinois Basin, we incurred approximately $8.5 million of unproved property impairment primarily due to the estimated future economics of the properties at the depressed commodity price environment at December 31, 2014.

During 2013, we recorded impairment expense of $32.1 million. Approximately $29.3 million of expense incurred during 2013 was related to the impairment of conventional oil properties in the Illinois Basin. The impairment in Illinois was focused in two areas where extensive development activity occurred during 2013. In addition to the development activity, future estimated prices for the sale of crude oil as of December 31, 2013 decreased to a level which did not support the recovery of the full carrying value of the properties.